Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares					Fair Value
	PREFERRED STOCK - 1.8%
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
5,590,000	American Express Co., 3.82% (Cost - $5,590,000)				$ 5,058,950

Par Value		Coupon Rate (%)		Maturity
	BONDS & NOTES - 64.6%
	AIRLINES - 0.7%
$ 1,891,000	Mileage Plus Holdings LLC (a)	6.500		6/20/2027	1,957,185

	AUTO PARS & EQUIPMENT - 5.6%
15,775,000	Nexteer Automotive Group LLC (a)	5.875		11/15/2021	15,828,751

	COMMERCIAL SERVICES - 7.7%
4,522,000	Cimpress PLC (a)	7.000		6/15/2026	4,522,000
2,100,000	Graphics, Inc.	7.000		5/1/2022	1,848,000
5,237,000	Nielsen Co. Luxembourg (a)	5.500		10/1/2021	5,256,639
10,018,000	Nielsen Finance LLC (a)	5.000		4/15/2022	10,062,079
					21,688,718
	ELECTRICAL COMPONENTS & EQUIPMENT - 7.4%
20,932,000	WESCO Distribution, Inc.	5.375		12/15/2021	20,958,165

	ENTERTAINMENT - 3.4%
578,000	Lions Gate Capital Holdings LLC (a)	6.375		2/1/2024	578,000
9,006,000	Lions Gate Capital Holdings LLC (a)	5.875		11/1/2024	8,983,485
					9,561,485
	FOOD - 1.4%
3,834,000	Nathan's Famous, Inc. (a)	6.625		11/1/2025	3,929,850

	FOREST PRODUCTS & PAPER - 2.9%
8,312,000	Mercer International, Inc.	6.500		2/1/2024	8,189,066

	HOME FURNISHINGS - 3.7%
7,588,000	Tempur Sealy International, Inc.	5.625		10/15/2023	7,758,730
2,639,000	Tempur Sealy International, Inc.	5.500		6/15/2026	2,764,352
					10,523,082
	HOUSEHOLD PRODUCTS/WARES - 2.4%
6,590,000	Central Garden & Pet Co.	6.125		11/15/2023	6,779,462

	MACHINERY - DIVERSIFIED - 6.0%
15,239,000	ATS Automation Tooling Systems, Inc. (a)	6.500		6/15/2023	15,486,634
1,582,000	Mueller Water Products, Inc. (a)	5.500		6/15/2026	1,662,176
					17,148,810
	PACKAGING & CONTAINERS - 4.0%
841,000	LABL Escrow Issuer LLC (a)	6.750		7/15/2026	908,280
10,392,000	Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.50% (a)	4.719	(b)	7/15/2021	10,392,000
					11,300,280
	RETAIL - 14.5%
16,790,000	Caleres, Inc.	6.250		8/15/2023	14,607,300
32,977,000	Men's Warehouse, Inc. (c)	7.000		7/1/2022	659,540
12,135,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	11,463,692
14,037,000	PriSo Acquisition Corp. (a)	9.000		5/15/2023	13,194,780
921,000	Sally Capital, Inc. (a)	8.750		4/30/2025	1,043,032
					40,968,344

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value
	SEMICONDUCTORS - 4.9%
$ 13,898,000	MagnaChip Semiconductor Corp.	6.625		7/15/2021	$ 13,863,255

	TOTAL BONDS & NOTES (Cost - $205,774,185)				182,696,453

	TERM LOANS - 24.0%
	BEVERAGES - 1.3%
4,472,070	Arctic Glacier Co., 3 mo. LIBOR + 3.50%	4.950	(b)	3/20/2024	3,734,178

	CHEMICALS - 0.2%
693,000	AgroFresh, Inc., 1 mo. LIBOR + 6.25%	7.250	(b)	12/31/2024	673,367

	CONSUMER SERVICES - 3.9%
12,117,029	Cast & Crew Payroll, 1 mo. LIBOR + 3.75%	3.930	(b)	2/7/2026	11,147,667

	FOOD - 1.4%
3,964,550	Wells Enterprises, 1 mo. LIBOR + 3.00%	4.000	(b)	3/29/2025	3,815,879

	FOREST PRODUCTS & PAPER - 1.6%
4,554,000	Neenah, Inc., 1 mo. LIBOR + 4.00%	5.000	(b)	6/30/2027	4,588,155

	INTERNET - 2.0%
5,793,938	Trader Corp., 3 mo. LIBOR + 3.00%	4.000	(b)	9/28/2023	5,562,181

	PACKAGING & CONTAINERS - 1.4%
3,970,000	LABL, Inc., 1 mo. LIBOR + 4.50%	4.661	(b)	7/1/2026	3,880,675

	RETAIL - 5.7%
12,720,813	Michaels Stores, Inc., 3 mo. LIBOR + 2.50%	3.500	(b)	1/28/2023	12,100,674
3,904,000	Sally Holdings LLC	4.500		7/6/2022	3,884,480
					15,985,154
	SOFTWARE - 6.5%
665,000	A&V Holdings Midco LLC, 1 mo. LIBOR + 5.375%	6.375	(b)	3/10/2027	581,875
3,375,698	Hyland Software, Inc., 3 mo. LIBOR + 3.25%	4.000	(b)	7/1/2022	3,310,817
14,650,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	7.750	(b)	7/7/2025	14,576,750
					18,469,442

	TOTAL TERM LOANS (Cost - $70,123,403)				67,856,698
Shares
	SHORT-TERM INVESTMENT - 9.1%
	MONEY MARKET FUND - 9.1%
25,810,347	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 0.05%
	(Cost - $25,810,347) (d)				25,810,347

	TOTAL INVESTMENTS - 99.5% (Cost - $307,297,935)				$ 281,422,448
	OTHER ASSETS LESS LIABILITIES - NET - 0.5%				1,570,321
	NET ASSETS - 100.0%				$ 282,992,769

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions
	exempt from registration to qualified institutional buyers. At July 31, 2020 these securities amounted to $105,268,583 or 37.2%
	of net assets.
(b)	Floating rate security; interest rate shown reflects the effective rate as of July 31, 2020.
(c)	Security is in default.
(d)	Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of July 31, 2020 is 0.25%.
LLC -	Limited Liability Company
PLC -	Public Limited Co.

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares					Fair Value
	PREFERRED STOCK - 2.3%
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
298,000	American Express Co., 3.82% (Cost - $298,000)				$ 269,690

Par Value		Coupon Rate (%)		Maturity
	BONDS & NOTES - 55.2%
	AGRICULTURE - 1.3%
$ 150,000	Darling Ingredients, Inc (a)	5.250		4/15/2027	160,125

	APPAREL - 1.9%
218,000	William Carter Co. (a)	5.625		3/15/2027	232,170

	AUTO MANUFACTURERS - 2.6%
308,000	Allison Transmission, Inc. (a)	5.000		10/1/2024	313,929

	AUTO PARTS & EQUIPMENT - 4.1%
490,000	Nexteer Automotive Group Ltd. (a)	5.875		11/15/2021	491,670

	BUILDING MATERIALS - 1.3%
160,000	Summit Materials LLC	6.125		7/15/2023	160,096

	COMMERCIAL SERVICES - 8.7%
283,000	Cimpress PLC (a)	7.000		6/15/2026	283,000
174,000	Graphics, Inc.	7.000		5/1/2022	153,120
596,000	Nielsen Finance LLC (a)	5.000		4/15/2022	598,622
					1,034,742
	ENTERTAINMENT - 3.4%
52,000	Lions Gate Capital Holdings LLC (a)	6.375		2/1/2024	52,000
349,000	Lions Gate Capital Holdings LLC (a)	5.875		11/1/2024	348,127
					400,127
	ENVIRONMENTAL CONTROL - 4.3%
487,000	Clean Harbors, Inc. (a)	4.875		7/15/2027	516,274

	FOOD - 4.5%
248,000	Albertsons Cos, Inc.	6.625		6/15/2024	257,300
277,000	US Foods, Inc. (a)	5.875		6/15/2024	276,482
					533,782
	FOREST PRODUCTS & PAPER - 2.9%
352,000	Mercer International, Inc.	6.500		2/1/2024	346,794

	HOME BUILDERS - 2.2%
250,000	Winnebago Industries, Inc. (a)	6.250		7/15/2028	264,375

	MACHINERY - DIVERSIFIED - 2.5%
285,000	Mueller Water Products, Inc. (a)	5.500		6/15/2026	299,444

	PACKAGING & CONTAINERS - 3.0%
359,000	Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.50% (a)	3.775	(b)	7/15/2021	359,000

	RETAIL - 12.5%
775,000	Caleres, Inc.	6.250		8/15/2023	674,250
1,227,000	Men's Warehouse, Inc. (c)	7.000		7/1/2022	24,540
668,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	631,046
130,000	Sally Capital, Inc.	5.500		11/1/2023	131,300
29,000	Sally Capital, Inc. (a)	8.750		4/30/2025	32,843
					1,493,979

	TOTAL BONDS & NOTES (Cost - $7,273,850)				6,606,507

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value

	TERM LOANS - 17.8%
	CHEMICALS - 2.5%
$ 307,000	AgroFresh, Inc., 1 mo. LIBOR + 6.25%	7.250	(b)	12/31/2024	$ 298,303

	COMMERCIAL SERVICES - 3.1%
398,980	Cast & Crew Payroll, 1 mo. LIBOR + 3.75%	3.930	(b)	2/7/2026	367,061

	FOREST PRODUCTS & PAPER - 3.7%
446,000	Neenah, Inc., 1 mo. LIBOR + 4.00%	5.000	(b)	6/30/2027	449,345

	RETAIL - 2.4%
208,205	Michaels Stores, Inc., 3 mo. LIBOR + 2.50%	3.500	(b)	1/28/2023	198,055
96,000	Sally Holdings LLC	4.500		7/6/2022	95,520
					293,575
	SOFTWARE - 6.1%
335,000	A&V Holdings Midco LLC, 1 mo. LIBOR + 5.375%	6.375	(b)	3/10/2027	293,125
435,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	7.750	(b)	7/7/2025	432,825
					725,950

	TOTAL TERM LOANS (Cost - $2,148,414)				2,134,234
Shares
	SHORT-TERM INVESTMENT - 29.1%
	MONEY MARKET FUND - 29.1%
3,477,087	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares,
	to yield 0.05% (Cost - $3,477,087) (d)				3,477,087

	TOTAL INVESTMENTS - 104.4% (Cost - $13,197,351)				$ 12,487,518
	OTHER ASSETS LESS LIABILITIES - NET - (4.4) %				(522,596)
	NET ASSETS - 100.0%				$ 11,964,922

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration to qualified institutional buyers. At July 31, 2020 these securities amounted
	to $4,859,107 or 40.6% of net assets.
(b)	Floating rate security; interest rate shown reflects the effective rate as of July 31, 2020.
(c)	Security is in default.
(d)	Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of July 31, 2020 is 0.25%.
LLC -	Limited Liability Company
PLC -	Public Limited Co.

Zeo Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair  Valuation Process.  As noted above, the fair value committee is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Zeo Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Funds' investments measured at fair value:

Zeo Short Duration Income Fund
Assets *		Level 1	Level 2	Level 3	Total
Preferred Stock		$ 5,058,950	$ -	$ -	$ 5,058,950
Bonds & Notes		-	182,696,453	-	182,696,453
Term Loans		-	67,856,698	-	67,856,698
Short-Term Investment		25,810,347	-	-	25,810,347
Total		$ 30,869,297	$ 250,553,151	$ -	$ 281,422,448

Zeo Sustainable Credit Fund
Assets *		Level 1	Level 2	Level 3	Total
Preferred Stock		$ 269,690	$ -	$ -	$ 269,690
Bonds & Notes		-	6,606,507	-	6,606,507
Term Loans		-	2,134,234	-	2,134,234
Short-Term Investment		3,477,087	-	-	3,477,087
Total		$ 3,746,777	$ 8,740,741	$ -	$ 12,487,518
The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classification.

At July 31, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Zeo Short Duration Income Fund	$ 307,272,880	$ 1,492,983	$ (27,343,415)	$ (25,850,432)
Zeo Sustainable Credit Fund	13,196,128	142,388	(850,998)	(708,610)